Supplemental Condensed Consolidating Schedule of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flow from operations:
Net income (loss)	$ (340)		$ 72	[1]	$ 23	[1]	$ 15	[1]	$ (47)		$ 69	[2]	$ (362)	[3]	$ (8)	$ 235	[4]	$ 63		$ (66)		$ (149)
Income (loss) from discontinued operations	(17)		18		1		10		(12)				(354)	[3]	34	297	[4]	17		(23)		(73)
Income (loss) from continuing operations	(323)		54	[1]	22	[1]	5	[1]	(35)		69		(8)		(42)	(62)		46		(43)		(76)
Non cash adjustments	400								95									344		406		297
Changes in operating assets and liabilities	9								48									32		(76)		(57)
Cash flow from (used in) continuing operations	86								108									422		287		164
Cash flow from (used in) discontinued operations	36								71									324		(43)		514
Cash flow from (used in) operations	122	[5]							179	[6]								746	[7]	244	[8],[9]	678	[10],[11]
Investment activities:
Cash paid for acquired businesses, net of cash acquired									(1)									(2)		(40)		(35)
Cash paid for property and equipment and software	(28)								(24)									(111)		(97)		(97)
Other investing activities									1									1		1		(5)
Cash provided by (used in) continuing operations	(28)								(24)									(112)		(136)		(137)
Cash provided by (used in) discontinued operations	5	[12]							(22)	[13]								(146)		1,597		(189)
Cash provided by (used in) investment activities	(23)								(46)									(258)		1,461	[8]	(326)	[10]
Financing activities:
Net repayments of long-term debt	(1,330)								(127)									(304)		(1,228)		(240)
Premium paid to retire debt																				(48)
Dividends paid																		(3)		(724)
Other financing activities	(8)								(6)									(18)		(36)		(15)
Cash provided by (used in) continuing operations	(1,338)								(133)									(325)		(2,036)		(255)
Cash provided by (used in) discontinued operations	887								(1)									(2)		(3)		2
Cash provided by (used in) financing activities	(451)								(134)									(327)		(2,039)		(253)
Effect of exchange rate changes on cash	1								(8)									(1)		7		(4)
Increase (decrease) in cash and cash equivalents	(351)								(9)									160		(327)		95
Beginning cash and cash equivalents	706	[14]					537	[14]	546	[14]						873		546	[14]	873		778
Ending cash and cash equivalents	355		706	[14]					537	[14]	546	[14]						706	[14]	546	[14]	873
Parent
Cash flow from operations:
Net income (loss)	(340)								(47)									63		(66)		(149)
Income (loss) from discontinued operations	(27)								(11)									(49)		190		(184)
Income (loss) from continuing operations	(313)								(36)									112		(256)		35
Non cash adjustments	283								(10)									(304)		61		(347)
Changes in operating assets and liabilities	(20)								(5)									(104)		(192)		(131)
Cash flow from (used in) continuing operations	(50)								(51)									(296)		(387)		(443)
Cash flow from (used in) discontinued operations	(41)								(19)									(97)		(476)		(67)
Cash flow from (used in) operations	(91)	[5]							(70)	[6]								(393)	[7]	(863)	[8],[9]	(510)	[10],[11]
Investment activities:
Intercompany transactions	6	[12]							68	[13]								667	[15]	2,432	[16]	485	[15]
Cash paid for acquired businesses, net of cash acquired									(1)
Cash paid for property and equipment and software	(1)
Other investing activities																				(1)		(4)
Cash provided by (used in) continuing operations	5								67									667		2,431		481
Cash provided by (used in) discontinued operations	1,041	[12]							40	[13]								183		208		399
Cash provided by (used in) investment activities	1,046								107									850		2,639	[8]	880	[10]
Financing activities:
Net repayments of long-term debt	(1,268)								(78)									(253)		(1,277)		(5)
Premium paid to retire debt																				(48)
Dividends paid																		(3)		(724)
Other financing activities	(8)								(6)									(18)		(36)		(15)
Cash provided by (used in) continuing operations	(1,276)								(84)									(274)		(2,085)		(20)
Cash provided by (used in) financing activities	(1,276)								(84)									(274)		(2,085)		(20)
Increase (decrease) in cash and cash equivalents	(321)								(47)									183		(309)		350
Beginning cash and cash equivalents	403	[14]							220	[14]						529		220	[14]	529		179
Ending cash and cash equivalents	82		403	[14]					173	[14]	220	[14]						403	[14]	220	[14]	529
Guarantor Subsidiaries
Cash flow from operations:
Net income (loss)	(198)								41									376		71		384
Income (loss) from discontinued operations	1								2									17		(242)		77
Income (loss) from continuing operations	(199)								39									359		313		307
Non cash adjustments	285								38									39		77		50
Changes in operating assets and liabilities	30								31									121		122		104
Cash flow from (used in) continuing operations	116								108									519		512		461
Cash flow from (used in) discontinued operations	52								56									289		321		475
Cash flow from (used in) operations	168	[5]							164	[6]								808	[7]	833	[8],[9]	936	[10],[11]
Investment activities:
Intercompany transactions	(19)	[12]							(81)	[13]								(262)	[15]	(373)	[16]	(345)	[15]
Cash paid for acquired businesses, net of cash acquired																		(2)		(31)		(14)
Cash paid for property and equipment and software	(17)								(17)									(73)		(67)		(55)
Other investing activities									1											1		1
Cash provided by (used in) continuing operations	(36)								(97)									(337)		(470)		(413)
Cash provided by (used in) discontinued operations	(41)	[12]							(55)	[13]								(289)		1,422		(539)
Cash provided by (used in) investment activities	(77)								(152)									(626)		952	[8]	(952)	[10]
Financing activities:
Intercompany dividends of HE sale proceeds																				(1,771)
Intercompany dividends	(15)								(11)									(120)
Net repayments of long-term debt																				(1)		(1)
Cash provided by (used in) continuing operations	(15)								(11)									(120)		(1,772)		(1)
Cash provided by (used in) discontinued operations	(80)																	(57)		(1)		1
Cash provided by (used in) financing activities	(95)								(11)									(177)		(1,773)
Increase (decrease) in cash and cash equivalents	(4)								1									5		12		(16)
Beginning cash and cash equivalents	2	[14]							(3)	[14]						(15)		(3)	[14]	(15)		1
Ending cash and cash equivalents	(2)		2	[14]					(2)	[14]	(3)	[14]						2	[14]	(3)	[14]	(15)
Non-Guarantor Subsidiaries
Cash flow from operations:
Net income (loss)	7								8									149		132		123
Income (loss) from discontinued operations	9								(3)									49		29		34
Income (loss) from continuing operations	(2)								11									100		103		89
Non cash adjustments	23								18									84		65		87
Changes in operating assets and liabilities	(1)								22									15		(6)		(30)
Cash flow from (used in) continuing operations	20								51									199		162		146
Cash flow from (used in) discontinued operations	25								34									132		112		106
Cash flow from (used in) operations	45	[5]							85	[6]								331	[7]	274	[8],[9]	252	[10],[11]
Investment activities:
Intercompany transactions	43	[12]							35	[13]								(53)	[15]	(288)	[16]	(140)	[15]
Cash paid for acquired businesses, net of cash acquired																				(9)		(21)
Cash paid for property and equipment and software	(10)								(7)									(38)		(30)		(42)
Other investing activities																		1		1		(2)
Cash provided by (used in) continuing operations	33								28									(90)		(326)		(205)
Cash provided by (used in) discontinued operations	(995)	[12]							(7)	[13]								(40)		(33)		(49)
Cash provided by (used in) investment activities	(962)								21									(130)		(359)	[8]	(254)	[10]
Financing activities:
Intercompany dividends	(15)								(11)									(120)
Net repayments of long-term debt	(62)								(49)									(51)		50		(234)
Cash provided by (used in) continuing operations	(77)								(60)									(171)		50		(234)
Cash provided by (used in) discontinued operations	967								(1)									(57)		(2)		1
Cash provided by (used in) financing activities	890								(61)									(228)		48		(233)
Effect of exchange rate changes on cash	1								(8)									(1)		7		(4)
Increase (decrease) in cash and cash equivalents	(26)								37									(28)		(30)		(239)
Beginning cash and cash equivalents	301	[14]							329	[14]						359		329	[14]	359		598
Ending cash and cash equivalents	275		301	[14]					366	[14]	329	[14]						301	[14]	329	[14]	359
Eliminations
Cash flow from operations:
Net income (loss)	191								(49)									(525)		(203)		(507)
Income (loss) from continuing operations	191								(49)									(525)		(203)		(507)
Non cash adjustments	(191)								49									525		203		507
Investment activities:
Intercompany transactions	(30)	[12]							(22)	[13]								(352)	[15]	(1,771)	[16]
Cash provided by (used in) continuing operations	(30)								(22)									(352)		(1,771)
Cash provided by (used in) investment activities	(30)								(22)									(352)		(1,771)	[8]
Financing activities:
Intercompany dividends of HE sale proceeds																				1,771
Intercompany dividends	30								22									240
Cash provided by (used in) continuing operations	30								22									240		1,771
Cash provided by (used in) discontinued operations																		112
Cash provided by (used in) financing activities	$ 30								$ 22									$ 352		$ 1,771

[1]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The impact of the change in estimate was an aggregate decrease to costs and expenses of $10 million in the quarter ended June 30, 2013. The impact of this change was negligible for the full year since the balance would have naturally reversed, with a substantial majority of that reversal occurring during the fourth quarter.
[2]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
[3]	Includes a pre-tax goodwill impairment charge of $385 million.
[4]	Includes a pre-tax gain on sale of HE of $563 million.
[5]	Cash flows from (used in) operations for the Parent Company and the Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the quarter ended March 31, 2014, the Parent Company allocated approximately $67 million of tax liabilities to its Guarantor Subsidiaries
[6]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the quarter ended March 31, 2013, the Parent Company allocated approximately $53 million of tax liabilities to its Guarantor Subsidiaries.
[7]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2013, the Parent Company allocated approximately $164 million of tax liabilities to its Guarantor Subsidiaries.
[8]	(f) The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2012 has been revised to correct the presentation of taxes paid and related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(881) million to $(863) million and cash provided by (used in) investment activities changed from $2,657 million to $2,639 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $847 million to $833 million and cash provided by (used in) investment activities changed from $938 million to $952 million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $278 million to $274 million and cash provided by (used in) investment activities changed from $(363) million to $(359) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
[9]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2012, the Parent Company allocated approximately $191 million of tax liabilities to its Guarantor Subsidiaries.
[10]	(d) The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2011 has been revised to correct the presentation of taxes paid, the impact of foreign currency translation and the related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(516) million to $(510) million and cash provided by (used in) investment activities changed from $886 million to $880 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $888 million to $936 million and cash provided by (used in) investment activities changed from $(904) million to $(952) million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $306 million to $252 million and cash provided by (used in) investment activities changed from $(308) million to $(254) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
[11]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2011, the Parent Company allocated approximately $100 million of tax liabilities to its Guarantor Subsidiaries.
[12]	The Supplemental Condensed Consolidating Schedule of Cash Flows for the Parent and Guarantor Subsidiaries for the three months ended March 31, 2014 has been revised to present intercompany transactions related to discontinued operations within the cash provided by (used in) discontinued operations caption within investment activities. These intercompany transactions related to discontinued operations, which included $1,005 million of net cash proceeds from Sungard Availability Services Capital, Inc., a Non-Guarantor, to the Parent, had previously been presented within the intercompany transaction captions as part of continuing operations. While these revisions have no impact on the previously reported cash provided by (used in) investment activities, they resulted in the following changes to previously reported amounts. For the Parent, intercompany transactions changed from $1,047 million to $6 million; cash provided by (used in) continuing operations in investment activities changed from $1,046 million to $5 million; and cash provided by (used in) discontinued operations in investment activities changed from $- million to $1,041 million. For the Guarantor, intercompany transaction changed from $(55) million to $(19) million; cash provided by (used in) continuing operations in investment activities changed from $(72) million to $(36) million; and cash provided by (used in) discontinued operations in investment activities changed from $(5) million to $(41) million. For the Non-Guarantor, intercompany transaction changed from $(962) million to $43 million; cash provided by (used in) continuing operations in investment activities changed from $(972) million to $33 million; and cash provided by (used in) discontinued operations in investment activities changed from $10 million to $(995) million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.
[13]	The Supplemental Condensed Consolidating Schedule of Cash Flows for the Parent and Guarantor Subsidiaries for the three months ended March 31, 2013 has been revised to present intercompany transactions related to discontinued operations within the cash provided by (used in) discontinued operations caption within investment activities. These intercompany transaction related to discontinued operations had previously been presented within the intercompany transaction captions as part of continuing operations. While these revisions have no impact on the previously reported cash provided by (used in) investment activities, they resulted in the following changes to previously reported amounts. For the Parent, intercompany transaction changed from $108 million to $68 million; cash provided by (used in) continuing operations in investment activities changed from $107 million to $67 million; and cash provided by (used in) discontinued operations in investment activities changed from $- million to $40 million. For the Guarantor, intercompany transaction changed from $(121) million to $(81) million; cash provided by (used in) continuing operations in investment activities changed from $(137) million to $(97) million; and cash provided by (used in) discontinued operations in investment activities changed from $(15) million to $(55) million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.
[14]	Includes cash of discontinued operations.
[15]	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital.
[16]	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business. Additionally, during 2012, the company settled $2.5 billion of inter-company balances through a series of non-cash dividend and return of capital transactions. These settlements reduced inter-company payable or receivable balances between Parent Company and Guarantor Subsidiaries, with a related increase or decrease in investment in subsidiary or equity accounts and, therefore, these transactions are not reflected in the Supplem